U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.



1.      Name and address of issuer:

        Connecticut Daily Tax Free Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020-2302

2.      Name of each series or class of funds for which this notice is filed:

        Connecticut Daily Tax Free Income Fund, Inc. - Class A Shares Connecticut Daily Tax Free Income Fund, Inc. - Class B Shares

3.      Investment Company Act File Number: 811-4265

        Securities Act File Number:          2-96546

4.      Last day of fiscal year for which this notice is filed:

         January 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         [ ]

6. Date of termination of issuer's declaration under ruler 24f-2(a)(1), if applicable (see instruction A.6):

        Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        $173,420,743.79
         173,420,743.79 shares

9. Number and aggregate sale price of securities sold during the fiscal year:

        $238,161,929.62
         238,161,929.62


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10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        $64,741,185.83
         64,741,185.83 shares

        11.  Number and  aggregate  sale price of  securities  issued during the
        fiscal  year  in  connection  with  dividend   reinvestment   plans,  if
        applicable (see instruction B.7):

         $2,976,960.48
          2,976,960.48 shares

12.     Calculation of registration fee:

        (i)    Aggregate  sale  price  of  securities  sold  during  the  fiscal$64,741,185.83 year in reliance on rule 24f-2 (from Item 10):

        (ii)  Aggregate  price of shares  issued in  connection  with dividend  +2,976,960.48 reinvestment plans (from Item 11, if applicable):

        (iii)  Aggregate price of shares redeemed or repurchased                -210,344,402.99
               during the fiscal year (if applicable):

        (iv)   Aggregate price of shares redeemed or repurchased and previously +142,626,256.68 applied as a reduction to filing fees pursuant to rule 24e-2
               (if applicable):

        (v)    Net  aggregate  price of  securities  sold and issued during the -0-
               fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

        (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of   x     1/33%
               1933 or other applicable law or regulation (see instruction C.6):

        (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:          $    -0-


Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

                                                        SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*   /s/________________________________________

                                    Bernadette N. Finn, Secretary

        Date   March 12, 1997     Exhibit: Battle Fowler LLP Opinion

  * Please print the name and title of the signing officer below the signature.

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